Share Capital and Per Share Amounts - Schedule of Restricted Stock Units (“RSUs”) and Performance Share Units (“PSUs”) (Details)	9 Months Ended
	Sep. 30, 2026
Schedule of Restricted Stock Units (“RSUs”) and Performance Share Units (“PSUs”) [Line Items]
Balance, January 1, 2026	333,000
Exercised	(39,000)	[1]
Forfeited / Expired	(122,000)
Balance, September 30, 2026	172,000
RSUs [Member]
Schedule of Restricted Stock Units (“RSUs”) and Performance Share Units (“PSUs”) [Line Items]
Balance, January 1, 2026	84,000
Exercised	(39,000)	[1]
Forfeited / Expired	(13,000)
Balance, September 30, 2026	32,000
PSUs [Member]
Schedule of Restricted Stock Units (“RSUs”) and Performance Share Units (“PSUs”) [Line Items]
Balance, January 1, 2026	249,000
Exercised		[1]
Forfeited / Expired	(109,000)
Balance, September 30, 2026	140,000

[1]	Differences in exercised awards compared to those disclosed in share capital relate to withholding taxes on share issuance (Note 13).